UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number:  811-10495
                                                      ---------

                            FORT PITT CAPITAL FUNDS
                            -----------------------
               (Exact name of registrant as specified in charter)

     790 HOLIDAY DRIVE, FOSTER PLAZA ELEVEN, PITTSBURGH, PENNSYLVANIA 15220
     ----------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

       ELAINE E. RICHARDS, 615 EAST MICHIGAN STREET, MILWAUKEE, WI 53202
       -----------------------------------------------------------------
                    (Name and address of agent for service)

                                  866-688-8775
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2004

Date of reporting period:  SEMI-ANNUAL PERIOD ENDED APRIL 30, 2004
                           ---------------------------------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

(FORT PITT CAPITAL FUNDS LOGO)

SEMI-ANNUAL REPORT

April 30, 2004

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

                      FORT PITT CAPITAL TOTAL RETURN FUND


Dear Fellow Shareholders,

As of April 30, 2004, the Net Asset Value (NAV) of the Fort Pitt Capital Total Return Fund was $12.99 per share. This compares with an NAV of $11.98 on October 31, 2003, resulting in a total return for the fiscal year-to-date of 8.43%. During this same period the unmanaged Wilshire 5000 Index produced a total return of 6.40%.

Since inception on December 31, 2001, the Fund has returned 30.30% cumulative (12.04% annualized) to shareholders, compared with a return of 4.64% cumulative (1.96% annualized) for the Wilshire. One year ago, we reported an NAV of $9.66 per share, and a negative total return from inception of 3.10% cumulative (- 2.34% annualized). Obviously the world became a much friendlier place for equity owners in the interim, and we participated nicely in this improvement. (Keep in mind that performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-688-8775.)

After several years of aggressive cost cutting by corporate America, we said six months ago that better overall sales growth would be needed to drive corporate earnings and keep the (then) nascent bull trend alive. This has occurred, though the recent spike in energy prices has begun to bring the sustainability of this trend into question. Heavy seasonal demand and world political strife have combined to push oil prices above $40 per barrel. Prices sustained at this level would severely crimp demand over time, so OPEC producers have little interest in keeping them there. We expect increased supply will soon win out, and begin to have a depressing effect on prices by midsummer.

In the meantime, our portfolio is positioned to benefit from continued strength in the economy. Companies such as Ingersoll Rand (NYSE-IR), Tyco International (NYSE-TYC), ITT Industries (NYSE-ITT), Alcoa (NYSE-AA), Viacom (NYSE-VIA) and Liberty Media (NYSE-L) lie directly in the path of increased capital and marketing spending by corporations. Firms like Dollar Thrifty Automotive (NYSE-
DTG), Alaska Air Group (NYSE-ALK) and Boeing (NYSE-BA) should do better as the travel and leisure markets recover from the long, 9/11-related slump.

Over the past several weeks of geopolitical and market turmoil, we've heard a half-dozen reasons why now is a "bad" time to be invested in stocks. We don't doubt, for instance, that terrorists will attempt to disrupt the Olympic games and/or the U.S. elections in some way. Perhaps oil prices will hold at 15-year highs for longer than we expect. Events such as these could meaningfully upset the continuity of bullish thought for periods of six months or more. Nevertheless, we remain committed to our task of capturing the equity premium for investors. A diverse portfolio of well-run companies purchased at reasonable prices remains one of the most direct paths to wealth in this country. It may be a little bumpy at times, but we intend to stay on that path.

Thank you for your continued support,

/s/Charlie Smith

Charlie Smith
Portfolio Manager

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced. The Fund imposes a 2.00% redemption fee on shares held for less than six months. Fund holdings are subject to change and are not recommendations to buy or sell any security.

Mutual fund investing involves risk; principal loss is possible. The Wilshire 5000 is an unmanaged index commonly used to measure the performance of U.S. stocks. You cannot invest directly in an index.

Must be preceded or accompanied by a current prospectus. Quasar Distributors, LLC 06/04

                      FORT PITT CAPITAL TOTAL RETURN FUND

                            SCHEDULE OF INVESTMENTS
                           APRIL 30, 2004 (UNAUDITED)

COMMON STOCKS - 87.7%                                   SHARES           VALUE
---------------------                                   ------           -----

AEROSPACE - 4.0%
The Boeing Company                                      10,000     $   426,900
Honeywell International Inc.                            12,000         414,960
                                                                   -----------
                                                                       841,860
                                                                   -----------

AGRICULTURAL PRODUCTS - 1.5%
Monsanto Company                                         9,000         311,310
                                                                   -----------

AIR COURIER - 1.7%
FedEx Corp.                                              5,000         359,550
                                                                   -----------

AIRLINES - 1.6%
Alaska Air Group, Inc.*<F1>                             15,000         331,950
                                                                   -----------

AUTO RENTAL - 2.5%
Dollar Thrifty Automotive Group, Inc.*<F1>              20,000         527,000
                                                                   -----------

AUTO/TRUCK PARTS - 3.0%
American Axle & Manufacturing Holdings, Inc.            11,800         453,946
Gentex Corporation                                       4,200         165,186
                                                                   -----------
                                                                       619,132
                                                                   -----------

BANKS - 7.8%
Citigroup Inc.                                           8,500         408,765
F.N.B. Corporation                                      20,000         392,000
Mellon Financial Corporation                            12,000         355,680
PNC Financial Services Group                             9,000         477,900
                                                                   -----------
                                                                     1,634,345
                                                                   -----------

COMPUTER SOFTWARE - 4.6%
Cognex Corporation                                      12,500         397,250
Computer Associates International, Inc.                 15,000         402,150
MapInfo Corporation*<F1>                                15,000         165,750
                                                                   -----------
                                                                       965,150
                                                                   -----------

CONSTRUCTION - 5.0%
Building Materials Holding Corporation                  35,000         575,400
Trex Company, Inc.*<F1>                                 12,000         464,520
                                                                   -----------
                                                                     1,039,920
                                                                   -----------

DIVERSIFIED OPERATIONS - 9.9%
FMC Corporation*<F1>                                    10,000         428,900
Ingersoll-Rand Company - Class A+<F2>                    5,000         322,750
ITT Industries, Inc.                                     4,000         317,160
Loews Corporation                                       10,000         580,100
Tyco International Ltd.+<F2>                            15,000         411,750
                                                                   -----------
                                                                     2,060,660
                                                                   -----------

ENERGY - 1.0%
El Paso Corporation                                     30,000         210,300
                                                                   -----------

FINANCE - 4.9%
CIT Group Inc.                                          13,000         446,810
Investment Technology Group, Inc.*<F1>                  20,000         286,600
MBNA Corporation                                        12,000         292,560
                                                                   -----------
                                                                     1,025,970
                                                                   -----------

INSURANCE - 9.3%
Arthur J. Gallagher & Co.                               10,000         322,300
Erie Indemnity Company - Class A                        10,000         462,200
Fidelity National Financial, Inc.                       11,000         402,600
The Hartford Financial Services Group, Inc.              5,000         305,400
Marsh & McLennan Companies, Inc.                        10,000         451,000
                                                                   -----------
                                                                     1,943,500
                                                                   -----------

MANUFACTURING - 3.7%
Alcoa Inc.                                               8,000         246,000
Matthews International Corporation - Class A            13,000         396,500
RTI International Metals, Inc.*<F1>                      8,000         117,200
                                                                   -----------
                                                                       759,700
                                                                   -----------

MEDIA CONTENT - 3.6%
Liberty Media Corporation - Class A*<F1>                30,000         328,200
Viacom Inc. - Class A                                   11,000         430,760
                                                                   -----------
                                                                       758,960
                                                                   -----------

PHARMACEUTICAL PRODUCTS - 5.5%
Allergan, Inc.                                           6,000         528,300
Mylan Laboratories Inc.                                 10,500         240,555
Wyeth                                                   10,000         380,700
                                                                   -----------
                                                                     1,149,555
                                                                   -----------

RETAIL - 1.8%
Blair Corporation                                       14,000         364,000
                                                                   -----------

SAVINGS & LOAN - 1.4%
Sovereign Bancorp, Inc.                                 15,000         299,700
                                                                   -----------

SEMICONDUCTORS - 2.9%
SanDisk Corporation*<F1>                                20,000         462,200
Xilinx, Inc.                                             4,000         134,520
                                                                   -----------
                                                                       596,720
                                                                   -----------

SPORTS/ATHLETIC PRODUCTS - 0.8%
Callaway Golf Company                                   10,000         169,700
                                                                   -----------

TELECOMMUNICATIONS - 11.2%
ALLTEL Corporation                                      10,000         503,400
IDT Corporation - Class B*<F1>                          10,000         186,200
North Pittsburgh Systems, Inc.                          20,000         358,000
SBC Communications Inc.                                 15,000         373,500
Telefonos de Mexico SA de CV ADR                        10,000         341,400
Verizon Communications Inc.                             15,000         566,100
                                                                   -----------
                                                                     2,328,600
                                                                   -----------
TOTAL COMMON STOCK
  (cost $15,094,654)                                                18,297,582
                                                                   -----------

                                                     PRINCIPAL
SHORT-TERM INVESTMENTS - 13.5%                          AMOUNT
------------------------------                       ---------
U.S. TREASURY NOTES - 9.8%
0.828%, 5/6/2004                                    $  200,000         199,977
0.780%, 5/13/2004                                      350,000         349,909
0.800%, 5/20/2004                                    1,500,000       1,499,367
                                                                   -----------
                                                                     2,049,253
                                                                   -----------

INVESTMENT COMPANIES - 3.7%
Goldman Sachs Financial Square Prime
  Obligations Fund, 0.910%**<F3>                       767,155         767,155
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $2,816,408)                                                  2,816,408
                                                                   -----------
TOTAL INVESTMENTS - 101.2%
  (cost $17,911,062)                                                21,113,990
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2%)                        (256,806)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $20,857,184
                                                                   -----------
                                                                   -----------

*<F1>  Non-income producing security.
+<F2>  U.S. Security of foreign company.
ADR    American Depositary Receipt.
**<F3> Variable rate security.  The rates listed are as of April 30, 2004.

                     See notes to the financial statements.

                      FORT PITT CAPITAL TOTAL RETURN FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           APRIL 30, 2004 (UNAUDITED)

ASSETS
   Investments, at market value (cost $17,911,062)                 $21,113,990
   Receivable for investments sold                                      69,768
   Receivable for fund shares sold                                      81,688
   Dividends and interest receivable                                    19,905
   Prepaid expenses and other assets                                    12,656
                                                                   -----------
       Total assets                                                 21,298,007
                                                                   -----------

LIABILITIES
   Payable for investments purchased                                   349,298
   Payable to Investment Advisor                                        41,353
   Accrued expenses and other liabilities                               50,172
                                                                   -----------
       Total liabilities                                               440,823
                                                                   -----------

NET ASSETS                                                         $20,857,184
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
   Paid in Capital                                                 $16,652,047
   Undistributed net investment income                                     420
   Accumulated undistributed net realized gain on investments        1,001,789
   Net unrealized appreciation on investments                        3,202,928
                                                                   -----------
       Total net assets                                            $20,857,184
                                                                   -----------
                                                                   -----------
   Shares outstanding
     (unlimited number of shares authorized, par value $0.01)        1,605,997

Net Asset Value, Redemption Price and Offering Price Per Share     $     12.99
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

                      FORT PITT CAPITAL TOTAL RETURN FUND

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

INVESTMENT INCOME

INCOME
   Dividends                                                        $  126,988
   Interest                                                             10,047
                                                                    ----------
       Total investment income                                         137,035
                                                                    ----------

EXPENSES
   Advisory fees                                                        96,097
   Fund accounting fees                                                 14,239
   Administration fees                                                  13,894
   Professional fees                                                    11,956
   Transfer agent fees and expenses                                     11,352
   Shareholder reporting                                                 3,925
   Trustee fees                                                          3,635
   Custody fees                                                          3,153
   Registration fees                                                     2,839
   Insurance fees                                                        2,689
   Other                                                                   269
                                                                    ----------
       Total expenses before waiver and reimbursement of expense       164,048
       Less: waiver of expenses and reimbursement from Advisor         (19,902)
                                                                    ----------
       Net expenses                                                    144,146
                                                                    ----------
NET INVESTMENT LOSS                                                     (7,111)
                                                                    ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                  1,014,303
   Change in unrealized appreciation/depreciation on investments       391,891
                                                                    ----------
       Net realized and unrealized gain on investments               1,406,194
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $1,399,083
                                                                    ----------
                                                                    ----------

                     See notes to the financial statements.

                      FORT PITT CAPITAL TOTAL RETURN FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                              Six Months Ended      For the
                                               April 30, 2004     Year Ended
                                                (Unaudited)    October 31, 2003
                                              ---------------- ----------------
OPERATIONS
   Net investment income (loss)                  $    (7,111)    $     8,011
   Net realized gain on investments                1,014,303         213,079
   Change in unrealized appreciation/depreciation
     on investments                                  391,891       3,110,127
                                                 -----------     -----------
       Net increase in net assets
         resulting from operations                 1,399,083       3,331,217
                                                 -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                  --         (30,511)
   Net realized gains                                     --              --
                                                 -----------     -----------
       Total distributions                                --         (30,511)
                                                 -----------     -----------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                       3,227,735       4,683,927
   Proceeds from shares issued in
     reinvestment of dividends                            --          30,511
   Cost of shares redeemed                          (389,244)       (314,313)
                                                 -----------     -----------
       Net increase in net assets resulting
         from capital share transactions           2,838,491       4,400,125
                                                 -----------     -----------
TOTAL INCREASE IN NET ASSETS                       4,237,574       7,700,831
                                                 -----------     -----------

NET ASSETS
   Beginning of period                            16,619,610       8,918,779
                                                 -----------     -----------

   End of period                                 $20,857,184     $16,619,610
                                                 -----------     -----------
                                                 -----------     -----------

CHANGES IN SHARES OUTSTANDING
   Shares sold                                       248,672         461,414
   Shares issued in reinvestment of dividends             --           3,229
   Shares redeemed                                   (29,755)        (31,375)
                                                 -----------     -----------
       Net increase in Fund shares outstanding       218,917         433,268
   Shares outstanding, beginning of period         1,387,080         953,812
                                                 -----------     -----------
   Shares outstanding, end of period               1,605,997       1,387,080
                                                 -----------     -----------
                                                 -----------     -----------

                     See notes to the financial statements.

                      FORT PITT CAPITAL TOTAL RETURN FUND

                              FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period

                                                                   Six Months Ended        For the        December 31, 2001*<F4>
                                                                    April 30, 2004        Year Ended              through
                                                                     (Unaudited)       October 31, 2003      October 31, 2002
                                                                   ----------------    ----------------   ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $11.98              $ 9.35                $10.00
                                                                        ------              ------                ------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             (0.01)                 --#<F5>             0.03
Net realized and unrealized gain (loss) on investments                    1.02                2.66                 (0.68)
                                                                        ------              ------                ------
   Total from investment operations                                       1.01                2.66                 (0.65)
                                                                        ------              ------                ------

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income                                        --               (0.03)                   --
Distributions from net realized gains                                       --                  --                    --
                                                                        ------              ------                ------
   Total dividends and distributions                                        --               (0.03)                   --
                                                                        ------              ------                ------

NET ASSET VALUE, END OF PERIOD                                          $12.99              $11.98                $ 9.35
                                                                        ------              ------                ------
                                                                        ------              ------                ------

TOTAL RETURN1<F6>                                                        8.43%2<F7>         28.52%                (6.50%)2<F7>

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                                          $20,857,184         $16,619,610            $8,918,779
Ratio of net expenses to average net assets:
   Before expense reimbursement and waivers                              1.71%3<F8>          2.17%                 5.97%3<F8>
   After expense reimbursement and waivers                               1.50%3<F8>          1.50%                 1.50%3<F8>
Ratio of net investment income (loss)
  to average net assets:
   Before expense reimbursement and waivers                             (0.28%)3<F8>        (0.60%)               (3.69%)3<F8>
   After expense reimbursement and waivers                              (0.07%)3<F8>         0.07%                 0.78%3<F8>
Portfolio turnover rate                                                    18%2<F7>            31%                   21%2<F7>

*<F4>  Commencement of operations.
#<F5>  Amount is less than $0.01 per share.
1<F6> Total return reflects reinvested dividends but does not reflect the impact of taxes.
2<F7>  Not Annualized.
3<F8>  Annualized.

                     See notes to the financial statements.

                      FORT PITT CAPITAL TOTAL RETURN FUND

                         NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2004 (UNAUDITED)

1. ORGANIZATION

Fort Pitt Capital Total Return Fund (the "Fund") is a series of Fort Pitt Capital Funds; a business trust organized in the state of Delaware on August 17, 2001 (the "Trust"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is authorized to issue multiple series and classes of shares. The Fund is currently the sole series of the Trust and is classified as a "diversified" series, as defined in the 1940 Act. The Fund commenced operations on December 31, 2001.

The investment goal of the Fund is to seek long-term capital appreciation and income. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

   (a)  Investment Valuation

        Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Securities listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price ("NOCP"). Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. When market quotations for options positions held by the Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

   (b)  Organization and Prepaid Expenses

        Expenses incurred by the Trust in connection with the organization and initial public offering are expensed as incurred. The Advisor has agreed to reimburse the Fund for these expenses, subject to potential recovery (See Note 4). Prepaid initial registration expenses are deferred and amortized over the period benefited not to exceed twelve months.

   (c)  Federal Income Taxes

        The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

        At October 31, 2003 the Fund had accumulated net realized capital loss carryovers of $11,212 expiring in 2010. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

   (d)  Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (e)  Distribution to Shareholders

        The Fund intends to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.

        The tax character of distributions paid during the years ended October 31, 2003 and 2002 were as follows:

                                             2003              2002
                                             ----              ----
        Ordinary Income                     $30,511          $    --
        Long-Term Capital Gains             $    --          $    --

        As of October 31, 2003 the components of capital on a tax basis were as follows:

        Cost of investments(a)<F9>                              $13,834,794
                                                                -----------
        Gross unrealized appreciation                             3,033,410
        Gross unrealized depreciation                              (223,675)
                                                                -----------
        Net unrealized appreciation                             $ 2,809,735
                                                                -----------
                                                                -----------
        Undistributed ordinary income                           $     7,531
        Undistributed long-term capital gain                             --
                                                                -----------
        Total distributable earnings                            $     7,531
                                                                -----------
                                                                -----------
        Other accumulated losses                                $   (11,212)
                                                                -----------

        (a)<F9> At October 31, 2003, the basis of investments for federal income tax purposes differs from the cost for financial reporting purposes due to the tax deferral of losses on wash sales.

   (f)  Security Transactions and Investment Income

        Security transactions are accounted for on the trade date. The cost of securities sold is determined on a high cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

3. INVESTMENT TRANSACTIONS

During the six months ended April 30, 2004, the aggregate purchases and sales of securities (excluding short-term) were:

     Purchases                                    $4,686,482
     Sales                                        $3,129,249

4. INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the "Agreement") with Fort Pitt Capital Group, Inc. (the "Advisor"), with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Advisor receives a fee, computed daily and payable monthly, at 1.00% of the Fund's average daily net assets. Additionally, the Advisor has agreed to waive, through December 31, 2003, its management fee and/or reimburse the Fund's other expenses, to the extent necessary to ensure that the Fund's operating expenses do not exceed 1.50% of the Fund's average daily net assets.

For the six months ended April 30, 2004, expenses of $19,902 were waived/reimbursed by the Advisor. Any such waiver is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                                  October 31,
                       ----------------------------------
                       2005           2006           2007
                       ----           ----           ----
                     173,152         81,702         19,902

5.   SUBSEQUENT EVENTS

On May 14, 2004, a Special Meeting of Shareholders of the Fort Pitt Capital Total Return Fund (the "Fund") was held at 790 Holiday Drive, Foster Plaza Eleven, Pittsburgh, Pennsylvania 15220. As of March 31, 2004, the record date, outstanding shares of the Fund were 1,566,303. Holders of 1,465,597 shares of the Fund were present at the meeting in person or by proxy, being the holders of a majority of the outstanding shares of the Fund and thus constituting a quorum. The shareholders voted on three proposals.

The shareholders approved a new Investment Advisory Agreement (the "Agreement") by and between Fort Pitt Capital Funds (the "Trust"), on behalf of the Fund, and Fort Pitt Capital Group, Inc. (the "Advisor"), under which the Advisor will continue to act as investment advisor with respect to the Fund. The shareholders also approved the retention of fees by, and payment of fees to, the Advisor for the period January 1, 2004 through May 17, 2004 (the effective date of the new Agreement). Finally, the shareholders approved a new distribution plan for the Trust.

The following table provides information concerning the matters voted on at the meeting:

I.   Approval of new Agreement between the Advisor and the Fund

                                       Withhold/         Broker
             For         Against        Abstain        Non-Votes
             ---         -------       ---------       ---------
          1,454,096       7,845          3,656             0

II. Approval of the retention of fees by, and payment of fees to, the Advisor for the period January 1, 2004 through May 17, 2004 (the effective date of the new Agreement)

                                       Withhold/         Broker
             For         Against        Abstain        Non-Votes
             ---         -------       ---------       ---------
          1,442,437       9,983         13,177             0

III. Approval of a new distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Trust on behalf of the Fund

                                       Withhold/         Broker
             For         Against        Abstain        Non-Votes
             ---         -------       ---------       ---------
          1,461,792       2,139          1,666             0

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

                               INVESTMENT ADVISOR
                         Fort Pitt Capital Group, Inc.
                               790 Holiday Drive
                              Foster Plaza Eleven
                        Pittsburgh, Pennsylvania  15220

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                        ADMINISTRATOR, FUND ACCOUNTANT &
                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                                 LEGAL COUNSEL
                                Metz Lewis, LLC
                         11 Stanwix Street, 18th Floor
                        Pittsburgh, Pennsylvania  15222

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                       Philadelphia, Pennsylvania  19103

     This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

  The Fund's Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 will be available after August 31, 2004 by calling 1-866-688-8775 and on the SEC's website.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant's nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Fort Pitt Capital Funds
                   -------------------------------------

     By (Signature and Title) /s/ Thomas P. Bellhy
                             ---------------------------
                             Thomas P. Bellhy, President

     Date:  June 29, 2004
          -----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/ Thomas P. Bellhy
                               ---------------------------
                               Thomas P. Bellhy, President

     Date:  June 29, 2004
          -----------------

     By (Signature and Title)  /s/ Charles A. Smith
                               ---------------------------
                               Charles A. Smith, Treasurer

     Date:  June 29, 2004
          -----------------